Note 41 - Prior Year Error - Restatement of Comparative Information (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Description of nature of accounting errors in prior periods [text block]
For the years ended	December 31, 2023			December 31, 2022			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange (loss) profit	(2,550)	(4,222)	(6,772)	4,411	(10,088)	(5,677)	1,184	(2,215)	(1,031)
Tax expense	(12,810)	–	(12,810)	(16,770)	2,411	(14,359)	(14,857)	1,053	(13,804)
(Loss) profit for the year	(618)	(4,222)	(4,840)	22,866	(7,677)	15,189	23,142	(1,162)	21,980
Total comprehensive income for the year	(1,240)	(4,222)	(5,462)	22,404	(7,677)	14,727	22,611	(1,162)	21,449
Non-controlling interests	3,580	(558)	3,022	4,963	(1,013)	3,950	4,737	(153)	4,584
Basic (loss) earnings per share ($)	(0.24)	(0.20)	(0.44)	1.36	(0.51)	0.85	1.49	(0.09)	1.40
Diluted (loss) earnings per share ($)	(0.24)	(0.20)	(0.44)	1.35	(0.50)	0.85	1.48	(0.08)	1.40
For the years ended	December 31, 2020			December 31, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange (loss) profit	4,305	(4,855)	(550)	29,661	(24,081)	5,580
Tax expense	(15,173)	2,642	(12,531)	(10,290)	(637)	(10,927)
(Loss) profit for the year	25,257	(2,213)	23,044	50,401	(24,718)	25,683
Total comprehensive income for the year	25,084	(2,213)	22,871	48,341	(24,718)	23,623
Non-controlling interests	4,477	(292)	4,185	8,383	(4,005)	4,378
Basic (loss) earnings per share ($)	1.73	(0.16)	1.57	3.82	(1.88)	1.94
Diluted (loss) earnings per share ($)	1.73	(0.16)	1.57	3.81	(1.87)	1.94
As at	December 31, 2023			December 31, 2022			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(63,172)	(33,971)	(97,143)	(50,222)	(30,307)	(80,529)	(59,150)	(23,643)	(82,793)
Non-controlling interests	24,477	(6,021)	18,456	22,409	(5,463)	16,946	19,260	(4,450)	14,810
Deferred tax liabilities	6,131	39,992	46,123	5,123	35,770	40,893	8,034	28,093	36,127
As at	December 31, 2020			January 1, 2020
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(71,487)	(22,635)	(94,122)	(88,380)	(20,714)	(109,094)
Non-controlling interests	16,524	(4,296)	12,228	16,302	(4,004)	12,298
Deferred tax liabilities	4,234	26,931	31,165	3,129	24,718	27,847